Note 3 - Significant Accounting Judgements and Estimates (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Deferred tax assets for unused tax losses	$ 1,005	$ 1,005	$ 1,585